STATEMENTS OF CASH FLOWS - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Cash flow from operating activities:
Net loss	$ (73,271)	$ (54,774)
Adjustments to reconcile net loss to net cash used in operating activities:
Contributed services	31,050	37,800
Changes in operating assets and liabilities:
Increase ( decrease) in account payables	32,157	(1,927)
Net cash used in operating activities	(10,064)	(18,901)
Changes in investment activities
Cash flow from financing activities:
Common Stock Issued for cash		30,029
Promissory note from shareholder	18,018	1,925
Net cash provided by financing activities	18,018	31,954
NET CASH DECREASE IN CASH AND CASH EQUIVALENTS	7,954	13,053
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD		7,954
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 7,954	$ 21,007